Trade Receivables, Other Receivables and Prepayments	6 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

19.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at June 30, 2018	As at December 31, 2017
Trade receivables	13,136,918	11,860,798
Bad debt provision for trade receivables	(1,342,328)	(1,359,255)
	11,794,590	10,501,543

	As at June 30, 2018	As at December 31, 2017
Other receivables	2,814	2,849
Prepayments	449,554	1,898,419
	452,368	1,901,268

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Prepayments include advances to suppliers and prepaid income tax.

Before accepting any new customer, the Group assesses the potential customer’s credit quality and defined credit limits by customer. Limits attributed to customers are reviewed once a year. The aging analysis of trade receivables is as follows:

	As at June 30, 2018	As at December 31, 2017
Current	974,560	1,791,936
Past due for less than 4 months	3,300,008	2,721,633
Past due for more than 4 months	8,862,350	7,347,229
	13,136,918	11,860,798

The Group allows an average credit period of 90 -120 days to its trade customers. For the overdue trade receivable, the Company did not further provide provisions during the six months ended June 30, 2018 and 2017, respectively. The provision for doubtful debts is recorded using a provision account unless the Group is satisfied that recovery is remote, in which case the unrecovered loss is written off against trade receivables and the provision for doubtful debts directly. The Group does not hold any collateral over these balances.

The movement in the provision for doubtful debts during the year is as follows:

	As at June 30, 2018	As at December 31, 2017
As at January 1	1,359,255	1,280,330
Provision provided in the year	-	-
Translation adjustment	(16,927)	78,925
As at end of period	1,342,328	1,359,255

Among the amounts of trade receivables, $1,908,783 and $1,723,364of output VAT was included as of June 30, 2018 and December 31, 2017, respectively.